Schedule of Investments (unaudited) September 30, 2020	BlackRock LifePath® Dynamic 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares/Investment Value	Value

Affiliated Investment Companies(a)

Equity Funds — 81.9%
BlackRock Advantage Emerging Markets Fund, Class K	2,198,605	$23,634,999
BlackRock Tactical Opportunities Fund, Class K	983,340	13,550,419
Diversified Equity Master Portfolio	$129,340,129	129,340,129
International Tilts Master Portfolio	$37,809,555	37,809,555
iShares Developed Real Estate Index Fund, Class K	1,307,626	11,454,805
iShares MSCI EAFE Small-Cap ETF	199,548	11,771,337

		227,561,244

Fixed Income Funds — 13.3%
CoreAlpha Bond Master Portfolio	$10,676,786	10,676,786
iShares Core U.S. Aggregate Bond ETF	74,233	8,763,948
iShares iBoxx $ Investment Grade Corporate Bond ETF	9,764	1,315,308
iShares TIPS Bond ETF	72,288	9,144,432
Master Total Return Portfolio	$7,129,491	7,129,491

		37,029,965

Security	Shares	Value

Money Market Funds — 0.5%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(b)	1,366,952	1,366,952

Total Affiliated Investment Companies — 95.7% (Cost: $255,588,460)		265,958,161

Other Assets Less Liabilities — 4.3%		12,088,792

Net Assets — 100.0%		$278,046,953

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19		Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares/ Investment Value Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund - Class K	$26,055,202	(a)	$23,511,328	(b)	$(25,261,512	)(c)	$(2,623,787)	$1,953,768	$23,634,999	2,198,605	$17,778		$—
BlackRock Cash Funds: Institutional, SL Agency Shares(d)	3,671,600	(a)	—		(3,669,726	)(e)	(1,874)	—	—	—	10,350	(f)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	19,567,093	(a)	—		(18,200,141	)(e)	—	—	1,366,952	1,366,952	62,429		—
BlackRock Tactical Opportunities Fund Class K	8,760,150	(a)	8,041,216	(b)	(3,303,898	)(c)	(131,981)	184,932	13,550,419	983,340	—		—
CoreAlpha Bond Master Portfolio	18,948,856	(a)	—		(8,767,659	)(e)	721,059	(225,470)	10,676,786	$10,676,786	304,062		—
Diversified Equity Master Portfolio	136,236,751	(a)	16,225,729	(e)	—		1,022,070	(24,144,421)	129,340,129	$129,340,129	1,530,786		—
International Tilts Master Portfolio	43,485,982	(a)	3,404,196	(e)	—		(1,957,415)	(7,123,208)	37,809,555	$37,809,555	629,822		—
iShares Core MSCI EAFE ETF(d)	—		9,525,755	(b)	(9,013,497)		(512,258)	—	—	—	111,360		—
iShares Core U.S. Aggregate Bond ETF	—		9,463,167		(687,733)		(464)	(11,022)	8,763,948	74,233	44,751		—
iShares Developed Real Estate Index Fund - Class K	12,187,882	(a)	2,523,559	(b)	(734,380)		(253,412)	(2,268,844)	11,454,805	1,307,626	163,442		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—		1,313,336		—		—	1,972	1,315,308	9,764	8,796		—
iShares MSCI EAFE Small-Cap ETF	10,345,455	(a)	3,289,123	(b)	(1,491,543)		(139,901)	(231,797)	11,771,337	199,548	96,361		—
iShares TIPS Bond ETF	8,948,496	(a)	2,060,252	(b)	(2,560,325	)(c)	58,291	637,718	9,144,432	72,288	38,845		—
Master Total Return Portfolio	3,560,921	(a)	5,371,303	(e)	—		199,287	(2,002,020)	7,129,491	$7,129,491	33,458		—

							$(3,620,385)	$(33,228,392)	$265,958,161		$3,052,240		$—

(a)	Represents value held by the LifePath Dynamic Master Portfolio as of December 31, 2019.
(b)	Represents amount purchased by the Fund and the LifePath Dynamic Master Portfolio.
(c)	Represents amount sold by the Fund and the LifePath Dynamic Master Portfolio.
(d)	As of period end, the entity is no longer held.
(e)	Represents net amount purchased (sold) by the Fund and the LifePath Dynamic Master Portfolio.
(f)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock LifePath® Dynamic 2040 Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	47	10/16/20	$3,709	$(137,690)
Euro BTP	25	12/08/20	4,326	46,578
S&P/TSX 60 Index	44	12/17/20	6,354	(3,709)
Euro Stoxx 50 Index	25	12/18/20	936	(31,056)
FTSE/MIB Index	33	12/18/20	3,669	(146,549)
MSCI EAFE Index	150	12/18/20	13,899	(276,478)
Russell 2000 E-Mini Index	63	12/18/20	4,739	6,643
10-Year U.S. Treasury Note	6	12/21/20	837	208

				(542,053)

Short Contracts
Topix Index	6	12/10/20	925	(16,238)
FTSE 100 Index	11	12/18/20	829	20,084
S&P 500 E-Mini Index	11	12/18/20	1,844	(11,993)

				(8,147)

				$(550,200)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	282,983,776	USD	2,668,339	Morgan Stanley & Co. International PLC	12/16/20	$17,574

AUD	3,949,091	USD	2,881,367	Morgan Stanley & Co. International PLC	12/16/20	(52,263)
CAD	3,619,040	USD	2,765,243	Bank of America N.A.	12/16/20	(46,424)
EUR	10,297,063	USD	12,229,225	Morgan Stanley & Co. International PLC	12/16/20	(136,087)

						(234,774)

						$(217,200)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

2

Schedule of Investments (unaudited) (continued) September 30, 2020	BlackRock LifePath® Dynamic 2040 Fund

Fair Value Hierarchy as of Period End (continued)

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Affiliated Investment Companies
Equity Funds	$60,411,560	$—	$—	$60,411,560
Fixed Income Funds	19,223,688	—	—	19,223,688
Money Market Funds	1,366,952	—	—	1,366,952

	$81,002,200	$—	$—	81,002,200

Investments Valued at NAV(a)				184,955,961

				$265,958,161

Derivative Financial Instruments(b)
Assets
Equity Contracts	$26,727	$—	$—	$26,727
Foreign Currency Exchange Contracts	—	17,574	—	17,574
Interest Rate Contracts	46,786	—	—	46,786
Liabilities
Equity Contracts	(623,713)	—	—	(623,713)
Foreign Currency Exchange Contracts	—	(234,774)	—	(234,774)

	$(550,200)	$(217,200)	$—	$(767,400)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

S C H E D U L E O F I N V E S T M E N T S	3